Shareholders' Equity	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9:- SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	On June 18, 2019, the Company closed a follow on and secondary offering where by 4,991,000 ordinary shares were sold in the transaction to the public. The aggregate net proceeds received by the Company from the offering were $129,710, net of underwriting discounts, commissions and offering expenses.

b.	Share option and RSU’s plans:

A summary of the Company’s share option activity for the six months ended June 30, 2020and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2019	1,072,777	$17.17	7.73	$18,170
Granted	-	-	-
Exercised	(197,022)	14.29
Forfeited	(14,581)	17.12

Outstanding as of June 30, 2020	861,174	$17.83	7.37	$30,612

Exercisable at end of period	400,138	$14.55	6.55	$15,538

As of June 30, 2020, the Company had $4,237 of unrecognized compensation expense related to non-vested stock option expected to be recognized over a weighted average period of 2.22 years.

A summary of the Company’s RSUs activity is as follows:

Six months ended
June 30, 2020

Unvested as of December 31, 2019	678,303
Granted	321,094
Vested	(60,212)
Forfeited	(18,922)
Unvested as of June 30, 2020	920,263

The weighted average fair values at grant date of RSUs granted for the six months ended June 30, 2020 was $33.12.

As of June 30, 2020, the Company had $21,184 of unrecognized compensation expense related to RSUs expected to be recognized over a weighted average period of 3.23 years.

c.	The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years.

Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.

As of June 30, 2020, an aggregate of 2,981,902 ordinary shares are available for future grants.

d.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the six months ended June 30, 2020 and 2019:

	Six months ended June 30,
	2020	2019

Cost of products	$491	$237
Cost of services	360	230
Research and development	780	600
Selling and marketing	1,381	636
General and administrative	1,618	1,040

Total share-based compensation expense	$4,630	$2,743

On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150,000 beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5,000 to the Company till January 10, 2022. As of June 30, 2020, 1,832,595 warrants are exercisable.

The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants, which requires inputs such as common ordinary share, the warrant exercise price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $1.4 million and $1.5 million during the six months ended June 30, 2020, and 2019, respectively.